Financial instruments - Lease amounts recognized in profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Cash outflows for leases	€ 23,639	€ 24,124	€ 22,446
Depreciation expense of right-of-use assets	19,681	21,530	21,075
Interest expense on lease liability	4,623	4,727	5,831
Income from subleases	229
Expense relating to short-term leases	1,109	283	236
Expense for leases on an asset of low value	70	57	62
Total amount recognized in profit or loss	€ 25,254	€ 26,597	€ 27,205